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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               ---------------------

Check here if Amendment [ ]; Amendment Number:
                                               ---------------------

 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Davis-Rea Ltd.
              -----------------------------------------------------
Address:      95 St. Clair Avenue West, Suite 1400
              -----------------------------------------------------
              Toronto, ON  M4V 1N6
              -----------------------------------------------------
              CANADA
              -----------------------------------------------------

Form 13F File Number:  28- 13649
                           ----------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         P. Zachary Curry
              -----------------------------------------------------
Title:        Vice-President, Portfolio Manager
              -----------------------------------------------------
Phone:        416-961-2494
              -----------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ P. Zachary Curry          Toronto, Ontario         October 4, 2010
---------------------------   ----------------------   ---------------------
      [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0
                                        -----------------------

Form 13F Information Table Entry Total:  46
                                        -----------------------

Form 13F Information Table Value Total:  158,439
                                        -----------------------
                                              (thousands)



List of Other Included Managers: none

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                           FORM 13F INFORMATION TABLE

      COLUMN 1                   COLUMN 2         COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- ------------------ ------------ --------- -------------------  ---------- -------- -------------------
                                                               VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
     NAME OF ISSUER          TITLE OF CLASS        CUSIP     (x $1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGER  SOLE  SHARED  NONE
---------------------------- ------------------ ------------ --------- --------- ---- ----  ---------- -------- ------ ------ -----
BCE LTD                      COM NEW            05534B 76 0       207      6384   SH           SOLE      NONE     6384
BANK OF MONTREAL             COM                063671 10 1      6231    107737   SH           SOLE      NONE   107737
BANK OF NOVA SCOTIA          COM                064149 10 7      9033    169157   SH           SOLE      NONE   169157
BARRICK GOLD                 COM                067901 10 8       642     13885   SH           SOLE      NONE    13885
BHP BILLITON -ADR-           SPONSORED ADR      05545E 20 9      5587     73204   SH           SOLE      NONE    73204
BROOKFIELD ASSET MGT-A LV    CL A LTD VT SH     112585 10 4      4183    148028   SH           SOLE      NONE   148028
CANADIAN PACIFIC RAILWAY     COM                13645T 10 0       374      6099   SH           SOLE      NONE     6099
CENOVUS ENERGY               COM                15135U 10 9      6216    216074   SH           SOLE      NONE   216074
CDN IMPERIAL BK OF COMMERCE  COM                136069 10 1      1120     15248   SH           SOLE      NONE    15248
DANAHER CORP DEL             COM                235851 10 2      3849     94788   SH           SOLE      NONE    94788
ELIZABETH ARDEN*             COM                28660G 10 6       220     11051   SH           SOLE      NONE    11051
ENBRIDGE                     COM                29250N 10 5     19040    363390   SH           SOLE      NONE   363390
ENCANA                       COM                292505 10 4      3939    130306   SH           SOLE      NONE   130306
ENDEAVOUR SILVER             COM                29258Y 10 3       114     28200   SH           SOLE      NONE    28200
ENERPLUS                     UNIT TR G NEW      29274D 60 4       825     32001   SH           SOLE      NONE    32001
EXETER RESOURCE              COM                301835 10 4        91     14000   SH           SOLE      NONE    14000
EXXON MOBIL                  COM                30231G 10 2      5042     81599   SH           SOLE      NONE    81599
FEMALE HEALTH*               COM                314462 10 2        51     10000   SH           SOLE      NONE    10000
GOLDCORP INC NEW             COM                380956 40 9      5559    127883   SH           SOLE      NONE   127883
IMPERIAL OIL                 COM NEW            453038 40 8     14370    378014   SH           SOLE      NONE   378014
INTL BUSINESS MACHINES       COM                459200 10 1       412      3072   SH           SOLE      NONE     3072
ISHARES TR INDEX             MSCI EAFE IDX      464287 46 5       526      9580   SH           SOLE      NONE     9580
ISHARES TR INDEX             MSCI EMERG MKT     464287 23 4       284      6350   SH           SOLE      NONE     6350
JOHNSON & JOHNSON            COM                478160 10 4       376      6073   SH           SOLE      NONE     6073
MANULIFE FINANCIAL           COM                56501R 10 6       127     10179   SH           SOLE      NONE    10179
MICROSOFT                    COM                594918 10 4       500     20400   SH           SOLE      NONE    20400
NEW GOLD INC CDA             COM                644535 10 6       194     29000   SH           SOLE      NONE    29000
ORACLE                       COM                68389X 10 5      3165    117878   SH           SOLE      NONE   117878
PAN AMERICAN SILVER          COM                697900 10 8      1070     36268   SH           SOLE      NONE    36268
PENN WEST ENERGY T/U         TR UNIT            707885 10 9      1960     97340   SH           SOLE      NONE    97340
PEPSICO                      COM                713448 10 8      1008     15165   SH           SOLE      NONE    15165
POWERSHARES ETF TRUST        GOLDEN DRAGON USX  73935X 40 1       326     12450   SH           SOLE      NONE    12450
PROCTER & GAMBLE             COM                742718 10 9       655     10930   SH           SOLE      NONE    10930
RANDGOLD RES LTD ADR         ADR                752344 30 9       203      2000   SH           SOLE      NONE     2000
ROYAL BK CDA                 COM                780087 10 2     14868    285355   SH           SOLE      NONE   285355
SILVER WHEATON               COM                828336 10 7       778     29200   SH           SOLE      NONE    29200
SILVERCORP METALS INC        COM                82835P 10 3       175     21200   SH           SOLE      NONE    21200
SUN LIFE FINANCIAL           COM                866896 10 5      8705    332608   SH           SOLE      NONE   332608
SUNCOR ENERGY INC NEW        COM                867224 10 7      2380     73055   SH           SOLE      NONE    73055
TALISMAN ENERGY              COM                87425E 10 3      3953    225869   SH           SOLE      NONE   225869
THOMSON REUTERS              COM                884903 10 5     11562    307435   SH           SOLE      NONE   307435
3M COMPANY                   COM NEW            88579Y 10 1       217      2500   SH           SOLE      NONE     2500
TIM HORTONS                  COM                88706M 10 3      2304     63232   SH           SOLE      NONE    63232
TOREADOR RES CORP            COM                891050 10 6       112     10000   SH           SOLE      NONE    10000
TORONTO DOMINION BANK        COM NEW            891160 50 9     14848    205123   SH           SOLE      NONE   205123
TRANSCANADA CORP             COM                89353D 10 7      1038     27668   SH           SOLE      NONE    27668